Financial instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments	Financial instruments:
(a)Fair value:
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis(1):

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount (Liability)	Fair Value (Liability)	Carrying Amount (Liability)	Fair Value (Liability)
Term loan & revolver (note 12)	Level 2	$(1,071.7)	$(1,086.9)	$(1,495.6)	$(1,498.1)
Senior unsecured notes - public (note 12)	Level 1	(802.4)	(716.8)	(828.1)	(677.9)
Senior secured notes - non-public (note 12)	Level 2	(1,000.0)	(1,008.1)	(1,000.0)	(989.7)
Other financing arrangements (note 15)	Level 2	(7,751.8)	(7,820.6)	(4,656.5)	(4,591.2)
(1)The carrying values and fair values presented above are exclusive of deferred financing fees.
The carrying values of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair values because of their short term to maturity.
The fair value of the term loan, revolving credit facilities, senior secured notes and other financing arrangements, are estimated based on expected principal repayments and interest, discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company. Therefore, the Company has categorized the fair value of these financial instruments as Level 2 in the fair value hierarchy.
The fair value of the Company’s senior unsecured notes, is calculated using observable inputs such as quoted prices in active markets. As a result, these amounts are categorized as Level 1 in the fair value hierarchy.
The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.
22.    Financial instruments (continued):
(b)Interest rate swap derivatives:
As of December 31, 2024, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for benchmark rate	Notional amount as of December 31, 2024	Maximum notional amount(1)	Fair Value	Effective date	Ending date
1.7574%	$500.0	$500.0	$68.5	January 31, 2022	February 2, 2032
2.67%5.50% (2)	250.0	250.0	0.0	September 1, 2023	September 1, 2026
2.3875%	200.0	200.0	21.0	July 20, 2022	July 20, 2032
0.4590%	68.0	68.0	3.8	February 4, 2021	October 14, 2026
0.6325%	68.0	68.0	3.6	January 21, 2021	October 14, 2026
1.4900%	19.2	19.2	0.5	February 4, 2020	December 30, 2025
(1)Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.
(2)$250,000,000 notional amount transaction on daily SOFR with a cap of 5.5% and a floor strike of 2.67%
If interest rates remain at their current levels, the Company expects that $17,318,000 would be received in cash, in the next 12 months on interest rate swaps maturing after December 31, 2024. The amount of the actual settlement may be different depending on the interest rate in effect at the time settlements are made.
In July 2022, the Company early terminated a swap with notional amount of $125,000,000 and fixed rate of 0.7270%.
(c)Financial instruments measured at fair value:
The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2024	2023	2022
(Gain) Loss recognized in net earnings:
Gain on interest rate swaps (1)	$(44.6)	$(16.7)	$(120.6)
Gain on derivative put instrument	—	—	—
Loss reclassified from AOCL to net earnings(2)
Interest expense	—	—	—
Depreciation and amortization	1.0	1.0	1.0
(1)For the years ended December 31, 2024, 2023 and 2022, cash flows related to actual settlement of interest rate swaps were $35,046,000, $34,386,000 and $12,722,000 respectively. These are included in investing activities on the consolidated statements of cash flows.
(2)The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.
The estimated amount of AOCL expected to be reclassified to net earnings within the next 12 months is approximately $1,019,000.